Expense Example - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Real Estate Fund - Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Real Estate Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,897
Fidelity Advisor Real Estate Fund - Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Real Estate Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Real Estate Fund - Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774